Equity-based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended		12 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2014	Apr. 16, 2014 Employee Stock Option	Apr. 16, 2014 Restricted Stock Units (RSUs)	Jul. 14, 2014 2014 Omnibus Incentive Plan	Jul. 14, 2014 2014 Omnibus Incentive Plan	Apr. 16, 2014 2014 Omnibus Incentive Plan	Jul. 14, 2014 2014 Omnibus Incentive Plan Restricted Stock Units (RSUs)	Jul. 14, 2014 2014 Omnibus Incentive Plan Restricted Stock Units (RSUs)	Jul. 14, 2014 2014 Omnibus Incentive Plan Immediate Vesting (10-Q), First Anniversary Vesting (10-K)	Jul. 14, 2014 2014 Omnibus Incentive Plan Four Year Vesting Employee Stock Option	Dec. 30, 2013 2011 and Prior Awards	Dec. 31, 2012 2011 and Prior Awards	Dec. 26, 2011 2011 and Prior Awards	Dec. 30, 2013 2011 and Prior Awards Performance Shares	Dec. 30, 2013 2011 and Prior Awards Immediate Vesting (10-Q), First Anniversary Vesting (10-K) Performance Shares	Dec. 30, 2013 2011 and Prior Awards Four Year Vesting Performance Shares	Dec. 30, 2013 2012 and 2013 Awards Performance Shares	Jul. 14, 2014 General and Administrative Expense	Jul. 15, 2013 General and Administrative Expense	Jul. 14, 2014 General and Administrative Expense	Jul. 15, 2013 General and Administrative Expense	Dec. 30, 2013 General and Administrative Expense 2011 and Prior Awards	Dec. 31, 2012 General and Administrative Expense 2011 and Prior Awards	Dec. 26, 2011 General and Administrative Expense 2011 and Prior Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vested on the first anniversary of grant date															20.00%
Award vesting period							3 years			4 years				5 years		4 years
Options exercised				0	0
General and administrative expenses		$ 1.20																$ 0.07	$ 0.01	$ 6.20	$ 0	$ 0.07	$ 0.10	$ 0.20
Unrecognized compensation costs	1.10										0.06
Period of recognition	3 years 8 months 1 day										1 year 8 months 12 days
Grants outstanding																	315,000
Number of shares authorized						1,905,799
Grants in period				0	497,120				250,000
Restricted stock issued							0	6,666			0	0	108,997
Granted (USD per share)											$ 0.00	$ 0.00	$ 0.93
Accelerated compensation costs			$ 4.9